Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	May 01, 2022
Victory RS Global Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Victory RS Global Fund (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 22 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.Applies to shares sold within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect a reduction in the Management Fee effective September 1, 2021. As a result of this change, the Total Annual Fund Operating Expenses in the table may not correlate with the Gross Expenses line in the Financial Highlights for the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund invests in companies of any size. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund can invest any portion of its assets in companies located in emerging markets.The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.The Fund may also invest in foreign issuers through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or similar investment vehicles. The Fund may invest in companies of any size.As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s investments are subject to the following principal risks:Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.◼Information Technology Risk — Information Technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Global Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on July 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.Class R performance information that is published below and in other materials, including on the Fund’s website, that includes performance for periods after August 15, 2016, reflects capital contributions by the Adviser in the form of expense reimbursements that were made at a time when the total assets of Class R were small due to a large shareholder redemption. Without taking into consideration the effect of these expense reimbursements, Class R performance for the same periods would have been lower. Performance would be similar, exclusive of any class-specific differences in fees and expenses, to the performance of the Fund’s other share classes, which more accurately reflect the Fund’s performance during such periods. The impact of the expense reimbursements on performance in future periods will vary due to fluctuations in Class R total assets and the amount of any reimbursements.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:ReturnsQuarter endedHighest Quarter18.17%June 30, 2020Lowest Quarter-18.91%March 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Victory RS Global Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	$ 657
3 Years	rr_ExpenseExampleYear03	905
5 Years	rr_ExpenseExampleYear05	1,173
10 Years	rr_ExpenseExampleYear10	$ 1,937
2012	rr_AnnualReturn2012	17.81%
2013	rr_AnnualReturn2013	29.02%
2014	rr_AnnualReturn2014	4.70%
2015	rr_AnnualReturn2015	3.68%
2016	rr_AnnualReturn2016	6.67%
2017	rr_AnnualReturn2017	24.48%
2018	rr_AnnualReturn2018	(5.45%)
2019	rr_AnnualReturn2019	30.36%
2020	rr_AnnualReturn2020	17.00%
2021	rr_AnnualReturn2021	22.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.91%)
1 Year	rr_AverageAnnualReturnYear01	15.38%
5 Years	rr_AverageAnnualReturnYear05	15.67%
10 Years	rr_AverageAnnualReturnYear10	13.80%
Victory RS Global Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[3]
1 Year	rr_ExpenseExampleYear01	$ 263
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,497
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	633
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,497
1 Year	rr_AverageAnnualReturnYear01	20.52%
5 Years	rr_AverageAnnualReturnYear05	16.17%
10 Years	rr_AverageAnnualReturnYear10	13.64%
Victory RS Global Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	815
10 Years	rr_ExpenseExampleYear10	$ 1,838
1 Year	rr_AverageAnnualReturnYear01	22.12%
5 Years	rr_AverageAnnualReturnYear05	16.76%
10 Years	rr_AverageAnnualReturnYear10	16.51%
Victory RS Global Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[3]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	388
10 Years	rr_ExpenseExampleYear10	$ 890
1 Year	rr_AverageAnnualReturnYear01	22.84%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	19.82%	[5]
Victory RS Global Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[3]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	442
10 Years	rr_ExpenseExampleYear10	$ 1,015
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	17.36%
10 Years	rr_AverageAnnualReturnYear10	14.83%
Victory RS Global Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.31%
5 Years	rr_AverageAnnualReturnYear05	14.48%
10 Years	rr_AverageAnnualReturnYear10	12.16%
Victory RS Global Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.51%
5 Years	rr_AverageAnnualReturnYear05	12.16%
10 Years	rr_AverageAnnualReturnYear10	10.75%
Victory RS Global Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	14.40%
10 Years	rr_AverageAnnualReturnYear10	11.85%

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
[2]	Restated to reflect a reduction in the Management Fee effective September 1, 2021. As a result of this change, the Total Annual Fund Operating Expenses in the table may not correlate with the Gross Expenses line in the Financial Highlights for the most recent fiscal year.
[3]	Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.85%, 1.60%, 1.10%, 0.55% and 0.60% of the Fund’s Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2023. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
[4]	Applies to shares sold within 12 months of purchase.
[5]	Inception date of Class R6 is May 2, 2019.